Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Inventory		¥ 17,938		¥ 19,678
Prepaid and input VAT		12,693		25,094
Deposits	[1]	11,833		10,224
Receivables from third-party payment agencies		10,036		9,094
Prepaid expenses	[2]	9,485		8,140
Prepaid marketing expenses		7,028		3,376
Other receivables		4,811		4,947
Interest receivables		4,696		10,485
Staff advances		959		658
Others		3,087		5,220
Total		¥ 82,566	$ 11,807	¥ 96,916

[1]	Represented rental deposits and deposits for online marketing activities which all being refundable within one year.
[2]	Represented the prepaid expenses for telecommunications, network, property management fee and software usage fee.